Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fai Value of Assets and Liabilities
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Fair Value Measurements as of December 31, 2025 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$118,660,190	$—	$—	$118,660,190
International stock funds	27,069,895	—	—	27,069,895
Bond fund	23,442,494	—	—	23,442,494
Money market fund	96,800	—	—	96,800
Crane Company Stock	5,122,497	—	—	5,122,497
Crane NXT Stock	3,062,490	—	—	3,062,490
Total	$177,454,366	$—	$—	$177,454,366
Investments measured at NAV:
Collective trust funds				$219,902,880
Stable value fund				14,797,699
Total investments				$412,154,945

	Fair Value Measurements as of December 31, 2024 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$110,266,822	$—	$—	$110,266,822
International stock funds	22,770,147	—	—	22,770,147
Bond fund	21,893,941	—	—	21,893,941
Money market fund	23,101	—	—	23,101
Crane Company Stock	5,802,569	—	—	5,802,569
Crane NXT Stock	4,253,956	—	—	4,253,956
Total	$165,010,536	$—	$—	$165,010,536
Investments measured at NAV:
Collective trust funds				$188,478,469
Stable value fund				14,322,450
Total investments				$367,811,455